Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Line Items]
Nature of Business

Nature of Business

Uwharrie Capital Corp (the “Company”) was incorporated under North Carolina law for the purpose of becoming the holding company for Bank of Stanly (“Stanly”). On July 1, 1993, Stanly became a wholly owned subsidiary of the Company through a one-for-one exchange of the common stock of Stanly for common stock of the Company. On September 1, 2013, Bank of Stanly changed its name to Uwharrie Bank (“Uwharrie” or the “Bank”).

Uwharrie was incorporated on September 28, 1983, under the laws of the State of North Carolina and began operations on January 26, 1984 in Albemarle, North Carolina. Deposits with Uwharrie are insured by the Federal Deposit Insurance Corporation (“FDIC”). Uwharrie is under regulation of the Federal Reserve, the FDIC and the North Carolina Commissioner of Banks. In North Carolina, Uwharrie has ten branch locations that provide a wide range of deposit accounts, commercial, consumer, home equity and residential mortgage loans, safe deposit boxes and automated banking.

In 1987, Uwharrie established a wholly-owned subsidiary, BOS Agency, Inc. (“BOS Agency”), which engages in insurance product sales. In 1989, Uwharrie established a second wholly-owned subsidiary, BOS Financial Corporation, for the purpose of conducting business as a “broker dealer” in securities. During 1993, BOS Financial Corporation changed its name to The Strategic Alliance Corporation (“Strategic Alliance”) and was registered as a “broker dealer” and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company formed a new subsidiary, Strategic Investment Advisors, Inc. (“SIA”), during 1998 to provide investment advisory and asset management services. This subsidiary is registered as an investment advisor with the Securities and Exchange Commission. During 2015, SIA changed its name to Uwharrie Investment Advisors, Inc. (“UIA”).

On January 19, 2000, the Company completed its acquisition of Anson BanCorp, Inc. and its subsidiary, Anson Savings Bank. The savings bank retained its North Carolina savings bank charter and became a wholly-owned subsidiary of Uwharrie Capital Corp as Anson Bank & Trust Company (“Anson”), operating out of its main office branch in Wadesboro. Anson was consolidated into Uwharrie Bank effective September 1, 2013.

On August 4, 2000, Uwharrie acquired another subsidiary, Gateway Mortgage, Inc. (“Gateway”), a mortgage origination company. This company is currently inactive and does not affect the Company’s consolidated financial statements.

On April 10, 2003, the Company capitalized a new wholly-owned subsidiary bank, Cabarrus Bank & Trust Company (“Cabarrus”), located in Concord, North Carolina. As of that date, Cabarrus purchased two branch offices located in Cabarrus County from Uwharrie to begin its operation. Cabarrus operated as a commercial bank and provided a full range of banking services. Cabarrus was consolidated into Uwharrie Bank effective September 1, 2013.

On April 7, 2004 Uwharrie Mortgage, Inc. was established as a subsidiary of the Company to serve in the capacity of trustee and substitute trustee under deeds of trust.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Uwharrie, UIA and Uwharrie’s subsidiaries, BOS Agency and Strategic Alliance. All significant intercompany transactions and balances have been eliminated in consolidation.

Risks and Uncertainties

Risks and Uncertainties

Congress, the President, the Federal Reserve, and other federal agencies have taken several actions designed to mitigate the economic fallout of the COVID-19 pandemic. Most notably, the Coronavirus Aid, Relief and Economic Security Act, or CARES Act was, signed into law on March 27, 2020 as a $2 trillion legislative package. The goal of the CARES Act is to prevent or mitigate a severe economic downturn through various measures, including direct financial aid to American families and economic stimulus to significantly impacted industry sectors. As the ongoing COVID-19 pandemic evolves, federal regulatory authorities continue to issue additional guidance with respect to the implementation, lifecycle, and eligibility requirements for the various CARES Act programs as well as industry-specific recovery procedures for COVID-19. The Consolidated Appropriations Act, 2021, or CAA, was signed into law on December 27, 2020 and extends certain provisions under the CARES Act. It is possible that Congress will enact supplementary COVID-19 response legislation.

The Company continues to assess the impact of the CARES Act, CAA and other statutes, regulations and supervisory guidance related to the COVID-19 pandemic. In addition to the general impact of COVID-19, certain provisions of the CARES Act as well as other recent legislative and regulatory relief efforts are expected to have a material impact on the Company’s operations. While it is not possible to know the full extent of the damage to the U.S. and local economies that have been created by the impact of COVID-19, the following are certain areas that could be adversely impacted:

Financial position and results of operations

The Company’s interest income could be reduced due to COVID-19. The Company is actively working with customers affected by the pandemic to defer payments, interest and fees. The interest and fees will continue to accrue, based on GAAP guidelines; however, should credit losses on the deferred payments occur, the accrued interest and fees would be reversed. As such, interest income in future periods could be negatively impacted. At this time, the Company is unable to project the materiality of such an impact, but recognizes the breadth of the economic impact may affect its borrowers’ ability to repay in future periods.

Lending operations and accommodations to borrowers

As outlined in the CARES Act, and encouraged through guidance by federal banking agencies, the Company is providing a payment deferral option for commercial and consumer loans adversely affected by the pandemic. In accordance with the CARES Act, these modifications are not required to be reported as troubled debt restructurings if (i) the loan modification is made between March 1, 2020 and December 31, 2020 and (ii) the applicable loan was not more than 30 days past due as of December 31, 2019. The CAA extended the applicable period of the CARES Act, as related to troubled debt restructurings, to the earlier of January 1, 2022 or 60 days after the date the national emergency concerning COVID-19 terminates. The Company is initially providing up to a three-month deferral period or conversion to interest only repayment for up to three months to allow for re-evaluation in a timely manner based on the economic impact at that time. Additional extensions may be considered. Loans are reviewed on a case-by-case basis and the Company will work with borrowers that express an interest in the assistance program.

The Paycheck Protection Program (“PPP”), which is administered by the U.S. Small Business Administration (“SBA”), was created as part of the CARES Act. The Company participated in assisting its customers with applications for funds through the program.  PPP loans have a two-year term or, if approved after June 5, 2020, a five-year term and earn interest at 1%. The Company believes that the majority of these loans will ultimately be forgiven by the SBA in accordance with the terms of the program.  As of December 31, 2020, the Company had funded 1,202 PPP loans representing $81 million. Of the loans funded, 23 loans totaling $4.5 million had been forgiven by the SBA as of December 31, 2020.  The CAA established another round of PPP loan funding for certain eligible borrowers, and the Company will assist these borrowers in obtaining a first or second draw loan. It is the Company’s understanding that loans funded through the PPP are fully guaranteed by the U.S. government. Should those circumstances change, the Company could be required to establish additional allowance for loan loss through additional provision expense charged to earnings.

Allowance for loan losses

As a result of job losses, business closures, and the impending termination of certain fiscal stimulus programs enacted under the CARES Act, the Company could incur additional provision expense to increase the allowance for loan losses. It is possible that the Company’s asset quality measures could worsen at future measurement periods if the effects of COVID-19 are prolonged.

Use of Estimates

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet captions “Cash and due from banks” and “Interest-earning deposits with banks.”

Loans Held for Sale

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans Held for Investment

Loans Held for Investment

The Company divides the loans it originates into two segments, commercial and noncommercial loans. Commercial loans are broken down into the following classes: commercial loans, real estate commercial loans, other real estate construction loans and other loans. Noncommercial loans are divided into the following classes: real estate 1-4 family construction loans, real estate 1-4 family residential loans, home equity loans and consumer loans. The ability of the Company’s borrowers to honor their contracts is largely dependent upon the real estate and general economic conditions in the Company’s market area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged off at an earlier date if collection of principal or interest is considered doubtful. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

All interest accrued but not collected for loans that are placed on non-accrual or charged off is reversed against interest income. The interest on these impaired loans is accounted for on a cash basis until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Generally, a minimum of six months of sustained performance is required.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses. The provision for loan losses is expensed to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The Company has different specific risks identified within the loan segments. Specific risks within the commercial loan segment arise with borrowers that are experiencing diminished operating cash flows, depreciated collateral values or prolonged sales and rental absorption periods. Concentrations within the portfolio, if unmanaged, pose additional risk. Occasionally, the Company will purchase participation loans from other institutions. If these loans are not independently underwritten by the Bank, they could carry additional risk. Generally, owner-occupied commercial real estate loans carry less risk than non-owner occupied. Specific risks within the non-commercial portfolio tend to be tied to economic factors including high unemployment and decreased real estate values. Risk to the Company is greater as home values deteriorate more rapidly than amortization in a loan, leaving little to no equity in properties, especially in junior lien positions. Concentration in the portfolio, such as home equity lines of credit, could pose additional risk if not appropriately managed.

The allowance for loan losses is evaluated both individually and collectively by loan class on a regular basis by management. Loans are collectively evaluated based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. Individually evaluated loans are based upon discounted cash flows or the net realizable value of the collateral. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory examiners may require the Company to recognize adjustments to the allowance for loan losses based on their judgment about information available to them at the time of their assessment.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Homogeneous loans are collectively evaluated by loan class for impairment. However, once a loan is deemed impaired, it will be evaluated individually for specific impairment.

Troubled debt restructure loans (TDRs) are modifications of a loan when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. TDRs are considered to be impaired loans and are individually evaluated for impairment.

The portion of the Company’s allowance for loan loss model related to general reserves captures the mean loss of individual loans within the loan portfolio and adds additional loss based on economic uncertainty and volatility. Specifically, the Company calculates probable losses on loans by computing a probability of loss and multiplying that by a loss given default derived from historical experience, thus deriving the estimated loss scenario by FDIC call report codes. Together, these components, as well as a reserve for qualitative factors based on management’s discretion of economic conditions and portfolio concentrations, form the basis of the allowance model. The loans that are impaired and included in the specific reserve are excluded from these calculations.

Loan Servicing Assets

Loan Servicing Assets

The Company capitalizes mortgage and U.S. Small Business Administration (SBA) loan servicing rights when loans are sold and the loan servicing is retained. Servicing revenue is recognized in the statement of income as a component of other noninterest income. The amortization of servicing rights is realized over the estimated period that net servicing revenues are expected to be received. These projections are based on the amount and timing of estimated future cash flows. The amortization of servicing rights is recognized in the statement of income as an offset to other noninterest income. Servicing assets are periodically evaluated for impairment based upon their fair value. Fair value is based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and charged to other expense.

Mortgage Banking Derivatives

Mortgage Banking Derivatives

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, otherwise known as Interest Rate Lock Commitments (IRLCs). IRLCs on mortgage loans that will be held for resale are considered to be derivatives and must be accounted for at fair value on the balance sheet. Accordingly, such commitments are recorded at fair value in the mortgage interest rate lock commitments asset or liability with changes in fair value recorded in income from mortgage banking within the consolidated statement of income. Fair value is based on projected pull-through rates, anticipated margins based on changes in market interest rates, and remaining origination costs to be incurred.

In an effort to mitigate interest rate risk, the Company also enters into mortgage forward sales commitments on a mandatory basis for future delivery of residential mortgage loans soon after an interest rate lock is committed to the borrower. Mandatory commitments require that the loan must be delivered to the investor or a pair-off fee be paid. These forward commitments are recorded at fair value in the mortgage forward sales commitments liability, and changes in fair value are recorded to income from mortgage banking within the consolidated statement of income. The fair value of the forward commitments is based on the gain or loss that would occur if the Company were to pair-off the transaction at the measurement date.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Real Estate

Foreclosed Real Estate

Real estate properties acquired through foreclosure or other proceedings are initially recorded at fair value less costs to sell upon foreclosure, establishing a new cost basis. Annually, valuations are performed and the foreclosed property is adjusted to the lower of cost or fair value of the properties, less costs to sell. Any write-down at the time of transfer to foreclosed properties is charged to the allowance for loan losses. Subsequent write-downs are charged to noninterest expense, and costs related to the improvement of the property are capitalized if the fair value less cost to sell will allow it. If not, these costs are expensed also.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Additions and major replacements or betterments which extend the useful lives of premises and equipment are capitalized. Maintenance, repairs and minor improvements are expensed as incurred. Depreciation is computed principally by the straight-line method over estimated useful lives, except in the case of leasehold improvements, which are amortized over the term of the leases, if shorter. Useful lives range from five to seven years for furniture, fixtures and equipment, to ten to thirty-nine years for leasehold improvements and buildings, respectively. Upon retirement or other disposition of the assets, the cost and the related accumulated depreciation are removed from the accounts and any gains or losses are reflected in income. Right-of-use (ROU) assets that are recognized at the initial adoption of a lease arrangement are included in premises and equipment. More information regarding ROU assets can be found in Note 8 (Leases).

Restricted Stock

Restricted Stock

As a requirement for membership, the Bank invests in the stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Federal Reserve Bank (“FRB”). These investments are carried at cost. Due to the redemption provisions of these investments, the Company estimated that fair value approximates cost and that these investments were not impaired.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). Accounting Standards Codification (ASC) 718 also requires measurement of the cost of employee services received in exchange for an award based on the grant-date fair value of the award. As of December 31, 2020 and December 31, 2019, there are no outstanding awards.

Income Taxes

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return and separate North Carolina income tax returns. The provision for income taxes in the accompanying consolidated financial statements is provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold. The tax returns for the Company are subject to audit for the 2017 fiscal year and thereafter. It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of other expenses in the income statement; however, if interest becomes a material amount, it would be reclassified as interest expense. There were no interest or penalties accrued during the years ended December 31, 2020, 2019 and 2018.

Leases

Leases

Operating leases in which we are the lessee are recorded as operating lease ROU assets and operating lease liabilities, included in premises and equipment and other liabilities, respectively, on our consolidated balance sheet. Operating lease ROU assets represent our right to use an underlying asset during the lease term and operating lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement based on the present value of the remaining lease payments using a discount rate that represents our incremental collateralized borrowing rate at the lease commencement date. ROU assets are further adjusted for the lease incentives. Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term, and is recorded in the net occupancy expense in the consolidated statement of income.

Revenue Recognition

Revenue Recognition

For revenue not associated with financial instruments, loan servicing guarantees and lease contracts, we apply the following steps when recognizing revenue from contracts with customers: (i) identify the contract, (ii) identify the performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations and (v) recognize revenue when the performance obligation is satisfied. Our contracts with customers are generally short term in nature, typically due within one year or less or cancellable by us or our customer upon a short notice period. Performance obligations for our customer contracts are generally satisfied at a single point in time, typically when the transaction is complete, or over time. For performance obligations satisfied over time, we primarily use the output method, directly measuring the value of the products/services transferred to the customer, to determine when performance obligations have been satisfied. We typically receive payment from customers and recognize revenue concurrent with the satisfaction of our performance obligations. In most cases, this occurs within a single financial reporting period. For payments received in advance of the satisfaction of performance obligations, revenue recognition is deferred until such time the performance obligations have been satisfied. In cases where we have not received payment despite satisfaction of our performance obligations, we accrue an estimate of the amount due in the period our performance obligations have been satisfied. For contracts with variable components, only amounts for which collection is probable are accrued. We generally act in a principal capacity, on our own behalf, in most of our contracts with customers. In such transactions, we recognize revenue and the related costs to provide our services on a gross basis in our financial statements. In some cases, we act in an agent capacity, deriving revenue through assisting other entities in transactions with our customers. In such transactions, we recognize revenue and the related costs to provide our services on a net basis in our financial statements. These transactions primarily relate to insurance and brokerage commissions and fees derived from our customers' use of various interchange and ATM/debit card/credit card networks. Network costs associated with debit card and credit card transactions are netted against the related fees from such transactions. For the twelve months ended December 31, 2020, gross interchange and card transaction fees totaled $2.1 million while related network costs totaled $1.2 million. On a net basis, we reported $917,000 as interchange and card transaction fees in the accompanying Consolidated Statement of Income for the twelve months ended December 31, 2020. For the twelve months ended December 31, 2019 and December 31, 2018, interchange and card transaction fees were $2.0 million and $1.7 million, respectively, on a gross basis while related network costs were $1.2 million and $1.1 million, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.

ASC 820 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which those assets or liabilities are sold and considers assumptions that market participants would use when pricing those assets or liabilities. Fair values determined using Level 1 inputs rely on active and observable markets to price identical assets or liabilities. In situations where identical assets and liabilities are not traded in active markets, fair values may be determined based on Level 2 inputs, which exist when observable data exists for similar assets and liabilities. Fair values for assets and liabilities for which identical or similar assets and liabilities are not actively traded in observable markets are based on Level 3 inputs, which are considered to be unobservable.

Among the Company’s assets and liabilities, investment securities available for sale and mortgage banking derivatives are reported at their fair values on a recurring basis. Certain other assets are adjusted to their fair value on a nonrecurring basis, including other real estate owned, impaired loans, loans held for sale, which are carried at the lower of cost or market, and loan servicing rights, where fair value is determined using similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Deposits, short-term borrowings and long-term obligations are not reported at fair value.

Prices for US Treasury and marketable equity securities are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the Level 1 input column. Prices for government agency securities, mortgage-backed securities, asset-backed securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the Level 2 input column. Prices for all other non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the Level 3 input column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer.

Mortgage banking derivatives, which are comprised of interest rate lock commitments and mortgage forward sales commitments, are recorded at fair value on a recurring basis. Fair value of the IRLCs is based on projected pull-through rates, anticipated margins based on changes in market interest rates, and remaining origination costs to be incurred. The Company considers these to be Level 3 valuations.  The fair value of mortgage forward sales commitments is based on the gain or loss that would occur if the Company were to pair-off the transaction at the measurement date and is considered to be a Level 2 input.

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment by using one of several methods including collateral value, fair value of similar debt or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the present value of the expected repayments or fair value of collateral exceed the recorded investments in such loans. The Company typically bases the fair value of the collateral on appraised values which the Company considers Level 3 valuations.

Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at the estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charged to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. The Company typically bases the fair value of the collateral on appraised values which the Company considers Level 3 valuations.

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate, based on secondary market prices. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. These loans are recorded in Level 2.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale. The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
	(dollars in thousands)
Beginning Balance	$323	$(1,694)	$(1,107)
Accumulated Other comprehensive income (loss) before reclassifications, net of ($1,163), ($595) and $171 tax effect, respectively	3,892	1,989	(587)
Amounts reclassified from accumulated other comprehensive income, net of $16, ($7), and $0 tax effect, respectively (included in noninterest income)	(55)	28	—
Net current-period other comprehensive income (loss)	3,837	2,017	(587)
Ending Balance	$4,160	$323	$(1,694)

Earnings per Common Share

Earnings per Common Share

The Company had no stock options outstanding at December 31, 2020, 2019 and 2018.

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. On October 20, 2020, the Company’s Board of Directors declared a 2% stock dividend payable on November 23, 2020 to shareholders of record on November 9, 2020. All information presented in the accompanying consolidated financial statements regarding earnings per share and weighted average number of shares outstanding has been computed giving effect to this stock dividend.

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2020	2019	2018
Weighted average number of common shares used in computing basic net income per common share	7,130,772	7,343,247	7,373,919
Effect of dilutive stock options	—	—	—
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,130,772	7,343,247	7,373,919

Noncontrolling Interest

Noncontrolling Interest

In January 2013 the Company’s subsidiary banks issued a total of $7.9 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualified as Tier 1 capital at each bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. This capital is presented as noncontrolling interest in the consolidated balance sheets. Dividends declared on this preferred stock are presented as earnings allocated to the noncontrolling interest in the consolidated statements of income. Effective September 1, 2013, the Fixed Rate Noncumulative Perpetual Preferred Stock, Series B was rolled into one issue under Uwharrie Bank in connection with the consolidation and name change.

During 2013, the Company’s subsidiary bank, Uwharrie Bank, raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2016-02, “Leases, Topic 842” was adopted in January 2019. This ASU increases the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The key difference between previous standards and this ASU is the requirement for lessees to recognize on their balance sheet all lease contracts with lease terms greater than 12 months, including operating leases. Both a ROU asset, representing the right to use the leased asset, and a lease liability, representing the contractual obligation, are required to be recognized on the balance sheet of the lessee at lease commencement. Further, this ASU requires lessees to classify leases as either operating or finance leases, which are substantially similar to the current operating and capital leases classifications. The distinction between these two classifications under the new standard does not relate to balance sheet treatment, but relates to treatment in the statements of income and cash flows. Lessor guidance remains largely unchanged with the exception of how a lessor determines the appropriate lease classification for each lease to better align the lessor guidance with revised lessee classification guidance. The impact of the new standard increased assets by $1.9 million and liabilities by $2.0 million, from the year ended December 31, 2018 to the year ended December 31, 2019. We currently have three properties that we operate with a lease term greater than one year.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in earlier recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. During 2019, the effective date was extended to fiscal years beginning on or after December 15, 2022 for public entities that qualify as smaller reporting companies, per the Securities and Exchange Commission definition, which currently includes the Company. Early adoption is permitted. Entities will apply the standard’s provisions as a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We have entered into a contract to outsource our current model with a CECL-ready vendor. We are currently evaluating the various methods of determining credit losses within the software. The impact of the adoption is dependent on loan portfolio composition and credit quality at adoption date, as well as economic conditions and forecasts at that time.

ASC 848, “Reference Rate Reform,” was set forth to eliminate certain reference rates and introduce new reference rates that are based on a larger, more liquid population of observable transactions that are less vulnerable to manipulation. The reference rate reform will discontinue the use of certain widely used reference rates such as the London Interbank Offered Rate, or LIBOR. In response to likely challenges arising from contract modifications due to reference rate reform, the FASB issued ASU 2020-04 in March 2020 to provide optional expedients and exceptions for applying GAAP to contract modifications. As such, modifications to debt contracts may be accounted for as a continuation of the existing contract by prospectively adjusting the effective interest rate. This amendment can be applied beginning March 12, 2020 and will sunset December 31, 2022.  The Company currently holds loan contracts that reference LIBOR, and is evaluating the most effective manner in which to modify those contracts, but does not anticipate material financial impact.

The FASB issued ASU 2018-13 in August 2018 to improve the effectiveness of disclosures related to fair value measurements required under ASU 820. ASU 2018-13 amends the disclosure requirements for recurring and nonrecurring fair value measurements. Most notably, recurring fair value measurements categorized within Level 3 of the hierarchy must include a description of the uncertainty of the fair value measurement from the use of significant unobservable inputs, if those inputs could have been different at the reporting date. Additionally, for recurring Level 3 fair value measurements held at the end of the reporting period, changes in unrealized gains and losses for the period included in other comprehensive income must be disclosed. The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements must also be disclosed. These amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During 2020, the Company recorded mortgage banking derivatives, specifically IRLCs, which are measured at fair value on a recurring basis and reflected in Level 3 of the fair value hierarchy.

From time to time the FASB issues exposure drafts of proposed statements of financial accounting standards. Such exposure drafts are subject to comment from the public, to revisions by the FASB and to final issuance by the FASB as statements of financial accounting standards. Management considers the effect of the proposed statements on the consolidated financial statements of the Company and monitors the status of changes to and proposed effective dates of exposure drafts.

Reclassification

Reclassification

Certain amounts in the 2019 and 2018 financial statements have been reclassified to conform to the 2020 presentation. These reclassifications do not have a material impact on net income or shareholders’ equity.

Available for Sale [Member]
Significant Accounting Policies [Line Items]
Investment Securities

Investment Securities Available for Sale

Investment securities available for sale consist of United States Treasuries, United States Government agencies, Government Sponsored Enterprise (GSE) mortgage-backed securities and collateralized mortgage obligations (CMOs), Federal Family Education Loan Program (FFELP) student loan asset-backed securities, corporate bonds and state and political subdivision bonds. Unrealized holding gains and losses on available for sale securities are reported as a net amount in other comprehensive income, net of income taxes. Gains and losses on the sale of available for sale securities are determined using the specific identification method and recorded on a trade basis. Declines in the fair value of individual available for sale securities below their cost that are other than temporary would result in write-downs of the individual securities, to their fair value. Such write-downs would be included in earnings as realized losses to the extent the losses are associated with the credit quality of the issuer. Amortization of premiums and accretion of discounts are recognized in interest income using the interest method over the period to maturity.

Held to Maturity [Member]
Significant Accounting Policies [Line Items]
Investment Securities

Investment Securities Held to Maturity

Investment securities held to maturity consist of United States Government agencies, corporate bonds and state and political subdivision bonds. The Company has both the intent and ability to hold the securities to maturity. These securities are reported at amortized cost.